SUBSEQUENT EVENTS (Details)				1 Months Ended		6 Months Ended
	Nov. 15, 2019 USD ($)	Aug. 30, 2019 Rate	Aug. 02, 2019	Aug. 30, 2019	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) vessel $ / shares	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 24, 2019 suezmax_tanker	Sep. 12, 2019 suezmax_tanker	Aug. 30, 2019 vessel	Aug. 30, 2019 suezmax_tanker	Aug. 30, 2019 shares	Aug. 30, 2019 USD ($)	Aug. 30, 2019 $ / shares	Jan. 31, 2019	Dec. 31, 2018 vessel $ / shares	Sep. 30, 2018 vessel	Jul. 31, 2018 vessel
Subsequent Event [Line Items]
Proceed from stock issuance						$ 8,169,000	$ 0
Ownership acquired							20.00%									28.90%
Vessels on variable rate time charter | vessel						2											2	1	1
Ordinary shares par value (in dollars per share) | $ / shares						$ 1.00											$ 1.00
Subsequent Event
Subsequent Event [Line Items]
Stock issued during period (in shares) | shares					2,149,218
Proceed from stock issuance					$ 17,300,000
Line of credit capacity														$ 42,900,000.0
Debt instrument, term				3 years
Interest rate notes | Rate		19000.00%
Interest rate amortization profile		17 years
Shareholder commitment														547,000,000
Debt instrument, stated interest rate		5.50%		5.50%
Debt instrument, guarantee fee		0.625%		0.625%
Debt instrument, arrangement fee		0.50%		0.50%
Shares outstanding | shares													189,153,166
Ordinary shares par value (in dollars per share) | $ / shares															$ 1.00
Number of assets optional to acquire											4	4
Number of assets acquired | vessel											10
Determination period of number of shares to be issued				20 days
Subsequent Event | Trafigura Group
Subsequent Event [Line Items]
Ownership acquired		15.00%		15.00%
Subsequent Event | LIBOR
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			1.90%
Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Debt instrument, term				5 years
Interest rate amortization profile				18 years
Golden Ocean | Subsequent Event | Trafigura Group
Subsequent Event [Line Items]
Ownership acquired		10.00%		10.00%
Trafigura Group | Subsequent Event
Subsequent Event [Line Items]
Percentage ownership of common stock outstanding		8.48%		8.48%
Forecast | Subsequent Event
Subsequent Event [Line Items]
Number of assets optional to acquire | suezmax_tanker									2	2
Shareholder | Forecast | Subsequent Event
Subsequent Event [Line Items]
Notes payable to related party								$ 1,500,000
10 Suzeman Tankers | Subsequent Event
Subsequent Event [Line Items]
Shares sold as consideration for asset acquisition | shares													16,035,856
Sale of stock, price (in dollars per share) | $ / shares															$ 8.00
Time charter daily rate, expense														23,000
Vessels on variable rate time charter | vessel											5
Duration of time charter				3 years
Time charter, daily rate, revenue														$ 28,400
Percentage of third party charter revenues to be received as profit share income		50.00%		50.00%
Number of assets acquired | suezmax_tanker												10
10 Suzeman Tankers | Forecast | Minimum | Subsequent Event
Subsequent Event [Line Items]
Payments to acquire vessels	$ 538,000,000
10 Suzeman Tankers | Forecast | Maximum | Subsequent Event
Subsequent Event [Line Items]
Payments to acquire vessels	$ 547,000,000